UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
February 28, 2015
unaudited
Common stocks 93.82% Health care 17.88%	Shares	Value (000)
Amgen Inc.	20,167,700	$3,180,850
Novartis AG1	24,150,054	2,468,582
Bayer AG	12,312,929	1,819,488
Gilead Sciences, Inc.[1]	17,395,225	1,800,928
AbbVie Inc.	18,377,843	1,111,859
Thermo Fisher Scientific Inc.	4,466,200	580,606
St. Jude Medical, Inc.	8,644,800	576,435
Alexion Pharmaceuticals, Inc.[1]	2,974,400	536,492
Stryker Corp.	5,081,000	481,425
Medtronic PLC	5,907,000	458,324
Roche Holding AG	1,287,700	349,564
ResMed Inc.	5,259,000	338,469
GlaxoSmithKline PLC	14,081,000	335,106
Takeda Pharmaceutical Co. Ltd.	6,012,500	307,750
UnitedHealth Group Inc.	2,669,200	303,301
UCB SA	3,251,500	248,698
Aetna Inc.	2,415,000	240,413
Teva Pharmaceutical Industries Ltd. (ADR)	3,150,000	179,613
Grifols, SA, Class B, preferred nonvoting, non-registered shares	4,586,090	151,909
Grifols, SA, Class B (ADR)	604,061	19,789
Boston Scientific Corp.[1]	8,208,800	138,729
Edwards Lifesciences Corp.[1]	1,030,000	137,011
Sonic Healthcare Ltd.	7,365,000	111,877
Fisher & Paykel Healthcare Corp. Ltd.	19,839,600	102,796
Teleflex Inc.	649,000	78,977
		16,058,991
Financials 15.58%
Prudential PLC	44,995,500	1,131,953
UBS Group AG1	54,899,786	964,568
Barclays PLC	210,840,000	836,223
Société Générale	15,191,989	702,380
AIA Group Ltd.	107,377,596	632,016
Link Real Estate Investment Trust	82,739,002	528,067
Siam Commercial Bank PCL	98,079,600	514,213
American International Group, Inc.	8,011,800	443,293
Wharf (Holdings) Ltd.	60,579,000	441,701
China Construction Bank Corp., Class H	530,590,735	441,258
HSBC Holdings PLC (HKD denominated)	30,203,501	271,823
HSBC Holdings PLC (GBP denominated)	9,858,953	87,869
HDFC Bank Ltd.	20,872,488	355,952
Industrial and Commercial Bank of China Ltd., Class H	464,912,535	339,282
Agricultural Bank of China, Class H	676,010,000	335,573
Ventas, Inc.	4,461,115	332,219
Credit Suisse Group AG	13,483,897	329,124
Aberdeen Asset Management PLC	39,427,682	285,239
Deutsche Börse AG	3,464,600	282,638
Capital World Growth and Income Fund — Page 1 of 13

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Fibra Uno Administración, SA de CV	100,317,382	$281,782
American Campus Communities, Inc.[2]	6,763,000	279,109
Crown Castle International Corp.	3,066,792	264,695
Sampo Oyj, Class A	4,035,974	203,692
BB&T Corp.	4,850,000	184,542
Mizuho Financial Group, Inc.	97,110,000	178,999
PICC Property and Casualty Co. Ltd., Class H	82,210,000	176,169
HCP, Inc.	4,102,796	173,794
Lloyds Banking Group PLC[1]	140,630,100	171,518
Sun Hung Kai Properties Ltd.	10,766,166	168,798
CIT Group Inc.	3,405,000	157,481
Assicurazioni Generali SpA	7,181,400	147,869
Citigroup Inc.	2,750,000	144,155
ING Groep NV, depository receipts[1]	9,625,000	143,845
UniCredit SpA	21,504,067	143,061
BNP Paribas SA	2,413,303	140,675
ICICI Bank Ltd.	25,286,000	137,159
Progressive Corp.	4,995,000	133,117
Mitsubishi UFJ Financial Group, Inc.	18,500,000	120,271
RSA Insurance Group PLC	17,840,557	118,133
Woori Bank[1]	12,625,314	109,050
Starwood Property Trust, Inc.	4,415,000	107,726
Sumitomo Mitsui Financial Group, Inc.	2,669,600	106,215
CME Group Inc., Class A	1,104,500	105,955
Bankia, SA1	70,000,000	101,677
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	8,834,208	97,265
Wells Fargo & Co.	1,585,700	86,880
Cheung Kong (Holdings) Ltd.	4,340,000	85,896
Svenska Handelsbanken AB, Class A	1,500,000	75,567
Sumitomo Mitsui Trust Holdings, Inc.	17,903,000	74,156
Goldman Sachs Group, Inc.	358,600	68,059
KASIKORNBANK PCL, nonvoting depository receipts	9,503,500	63,788
Housing Development Finance Corp. Ltd.	1,898,334	41,385
Eurobank Ergasias SA1	233,151,667	35,744
Samsung Card Co., Ltd.	1,034,892	35,359
Public Storage	145,000	28,597
Weyerhaeuser Co.[1]	500,000	17,555
JPMorgan Chase & Co.	235,000	14,401
Bank of the Philippine Islands	4,100,000	8,969
Digital Realty Trust, Inc.	70,000	4,647
		13,993,146
Consumer discretionary 9.91%
Toyota Motor Corp.	11,871,000	800,133
Volkswagen AG, nonvoting preferred	2,661,146	671,529
Home Depot, Inc.	5,528,800	634,430
Netflix, Inc.[1]	1,149,142	545,739
Amazon.com, Inc.[1]	1,193,500	453,721
Kingfisher PLC	75,892,698	428,128
General Motors Co.	10,220,897	381,342
ProSiebenSat.1 Media AG	7,042,525	345,934
Renault SA	3,429,223	329,447
Daimler AG	3,065,250	296,744
Comcast Corp., Class A	4,883,000	289,952
Barratt Developments PLC	32,954,418	262,269
Capital World Growth and Income Fund — Page 2 of 13

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Nissan Motor Co., Ltd.	20,296,000	$214,455
DIRECTV[1]	2,338,800	207,218
HUGO BOSS AG	1,552,115	199,743
Intercontinental Hotels Group PLC	4,735,901	193,755
Kering SA	933,863	190,197
Daily Mail and General Trust PLC, Class A, nonvoting	13,740,000	181,049
Whitbread PLC	2,202,208	178,664
Bayerische Motoren Werke AG	1,412,100	178,564
Johnson Controls, Inc.	3,357,325	170,586
MGM Resorts International[1]	7,643,000	166,082
SJM Holdings Ltd.	113,915,000	164,796
Galaxy Entertainment Group Ltd.	31,910,000	162,105
Priceline Group Inc.[1]	89,000	110,136
Industria de Diseño Textil, SA	3,110,000	97,743
WPP PLC	3,983,700	94,406
Merlin Entertainments PLC	14,247,563	92,626
Sands China Ltd.	20,099,100	91,739
Hyundai Motor Co.	608,100	88,925
Inchcape PLC	7,730,000	87,834
Wynn Resorts, Ltd.	547,800	78,061
NIKE, Inc., Class B	800,000	77,696
RTL Group SA, non-registered shares	770,000	76,258
Melco Crown Entertainment Ltd. (ADR)	3,125,584	75,076
Prada SpA	10,700,000	64,359
MGM China Holdings Ltd.	27,670,000	64,075
Wynn Macau, Ltd.	14,418,000	37,830
Darden Restaurants, Inc.	500,000	32,000
Stella International Holdings Ltd.	7,635,500	19,788
Darty PLC	16,230,500	16,976
Panasonic Corp.	1,312,000	16,397
Liberty Global PLC, Class A1	244,181	13,200
Ladbrokes PLC	6,727,723	12,329
Carnival Corp., units	250,000	10,997
		8,905,033
Industrials 9.75%
Lockheed Martin Corp.	3,712,600	742,706
ASSA ABLOY AB, Class B	10,231,389	614,227
General Dynamics Corp.	3,538,700	491,101
Ryanair Holdings PLC (ADR)	6,417,407	406,543
Boeing Co.	2,668,000	402,468
Precision Castparts Corp.	1,609,261	348,083
easyJet PLC	12,604,810	337,046
CSX Corp.	9,485,865	325,460
Nielsen NV	6,786,891	306,835
Edenred SA	11,169,000	304,717
Jardine Matheson Holdings Ltd.	4,638,600	299,190
BAE Systems PLC	36,286,200	298,029
Deutsche Post AG	7,475,000	254,544
Babcock International Group PLC	16,114,999	251,279
Union Pacific Corp.	2,069,400	248,866
ComfortDelGro Corp. Ltd.[2]	107,837,500	232,632
General Electric Co.	8,850,000	230,011
Waste Management, Inc.	4,200,000	228,816
Danaher Corp.	2,500,000	218,200
Capital World Growth and Income Fund — Page 3 of 13

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Aena, SA, non-registered shares[1]	2,300,784	$213,854
Cummins Inc.	1,495,000	212,634
United Parcel Service, Inc., Class B	2,000,000	203,460
KONE Oyj, Class B	4,350,000	200,459
Bunzl PLC	5,965,586	174,621
Emerson Electric Co.	3,000,000	173,760
Airbus Group NV	2,436,870	150,884
Norfolk Southern Corp.	1,139,710	124,411
PACCAR Inc	1,885,000	120,734
Andritz AG	1,558,341	89,896
Kühne + Nagel International AG	615,000	89,539
ITOCHU Corp.	7,535,000	84,405
Industries Qatar QSC	1,869,119	79,566
SGS SA	36,826	74,513
Bureau Veritas SA	3,113,476	73,376
Singapore Technologies Engineering Ltd	24,920,000	64,181
Siemens AG	356,000	39,766
United Technologies Corp.	300,000	36,573
Granite Construction Inc.	314,790	10,426
Contax Participações SA, units	152,400	472
		8,758,283
Information technology 9.43%
Google Inc., Class A1	1,177,372	662,425
Google Inc., Class C1	1,042,129	581,925
Texas Instruments Inc.	19,056,531	1,120,524
Oracle Corp.	17,578,000	770,268
Samsung Electronics Co. Ltd.	382,750	473,228
Quanta Computer Inc.	123,486,595	312,206
Quanta Computer Inc. (GDR)[3]	922,125	11,657
Accenture PLC, Class A	3,415,000	307,452
Delta Electronics, Inc.	47,488,873	306,965
Motorola Solutions, Inc.	4,215,104	286,374
MediaTek Inc.	18,309,000	275,757
TE Connectivity Ltd.	3,492,400	251,907
AAC Technologies Holdings Inc.	37,127,000	245,812
Taiwan Semiconductor Manufacturing Co. Ltd.	50,123,000	240,201
Analog Devices, Inc.	3,970,186	232,415
Apple Inc.	1,737,000	223,135
Automatic Data Processing, Inc.	2,505,000	222,544
Western Union Co.	11,294,000	220,459
Baidu, Inc., Class A (ADR)[1]	1,033,300	210,535
Maxim Integrated Products, Inc.	5,723,000	196,843
Hewlett-Packard Co.	4,675,000	162,877
STMicroelectronics NV	17,570,000	156,900
ASML Holding NV	1,425,600	154,124
Yahoo! Inc.[1]	3,423,798	151,606
Cisco Systems, Inc.	4,505,000	132,943
HOYA Corp.	2,763,000	111,502
Tata Consultancy Services Ltd.	2,426,146	104,510
Murata Manufacturing Co., Ltd.	742,500	91,521
Avago Technologies Ltd.	592,000	75,551
Alibaba Group Holding Ltd. (ADR)[1]	747,780	63,651
Nintendo Co., Ltd.	540,000	57,690
Capital World Growth and Income Fund — Page 4 of 13

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Microsoft Corp.	975,000	$42,754
Broadcom Corp., Class A	200,000	9,046
		8,467,307
Consumer staples 7.43%
Altria Group, Inc.	32,084,500	1,806,037
Philip Morris International Inc.	15,049,500	1,248,507
Nestlé SA	8,454,443	659,790
Imperial Tobacco Group PLC	8,533,000	420,635
Japan Tobacco Inc.	12,677,400	399,742
Thai Beverage PCL	634,924,000	326,116
Pernod Ricard SA	2,187,223	259,324
Wal-Mart de México, SAB de CV, Series V	89,492,012	219,361
Lorillard, Inc.	2,820,000	192,944
British American Tobacco PLC	3,134,700	183,030
SABMiller PLC	2,864,000	162,493
Associated British Foods PLC	3,307,511	159,572
Coca-Cola Co.	2,893,800	125,302
Tingyi (Cayman Islands) Holding Corp.	45,500,000	114,398
Reckitt Benckiser Group PLC	982,500	88,886
Danone SA	1,248,646	87,094
Unilever NV, depository receipts	1,994,613	86,828
Kraft Foods Group, Inc.	787,166	50,426
Orion Corp.	49,000	43,038
Treasury Wine Estates Ltd.	7,212,137	30,601
Mondelez International, Inc.	351,600	12,986
		6,677,110
Energy 5.74%
BP PLC	182,213,649	1,260,412
Royal Dutch Shell PLC, Class A (GBP denominated)	11,414,100	373,227
Royal Dutch Shell PLC, Class B	7,471,787	254,411
Royal Dutch Shell PLC, Class A (ADR)	897,500	58,670
Royal Dutch Shell PLC, Class A (EUR denominated)	1,686,000	55,205
Royal Dutch Shell PLC, Class B (ADR)	344,800	23,498
Canadian Natural Resources, Ltd.	19,672,930	572,201
EOG Resources, Inc.	3,782,000	339,321
Eni SpA	14,555,300	271,686
Eni SpA (ADR)	253,148	9,435
Kinder Morgan, Inc.	5,864,000	240,483
Spectra Energy Corp	5,970,000	211,875
Suncor Energy Inc.	6,690,327	200,854
Schlumberger Ltd.	2,200,000	185,152
BG Group PLC	12,285,000	181,696
Golar LNG Ltd.	4,319,771	133,999
Exxon Mobil Corp.	1,510,000	133,695
Chesapeake Energy Corp.	7,500,000	125,100
John Wood Group PLC	11,399,500	117,122
LUKOIL OJSC (ADR)	2,187,200	105,861
Baker Hughes Inc.	1,085,000	67,823
ConocoPhillips	1,015,400	66,204
National Oilwell Varco Inc.	1,165,000	63,318
Southwestern Energy Co.[1]	2,423,363	60,778
Capital World Growth and Income Fund — Page 5 of 13

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Gazprom OJSC (ADR)	6,870,000	$34,281
Devon Energy Corp.	200,000	12,318
		5,158,625
Telecommunication services 5.39%
Verizon Communications Inc.	28,925,053	1,430,344
SoftBank Corp.	10,643,500	655,471
China Mobile Ltd.	33,178,000	450,883
CenturyLink, Inc.	10,822,000	409,721
TeliaSonera AB	59,453,215	377,600
Singapore Telecommunications Ltd.	90,916,810	281,520
Advanced Info Service PCL	26,925,800	194,052
China Unicom (Hong Kong) Ltd.	105,540,000	177,719
MTN Group Ltd.	7,227,000	128,006
Intouch Holdings PCL	30,879,500	75,695
Intouch Holdings PCL, nonvoting depository receipts	12,405,000	30,408
TDC A/S	13,219,000	104,568
BCE Inc.	2,345,000	102,628
AT&T Inc.	2,809,300	97,089
OJSC Mobile TeleSystems (ADR)	9,690,039	95,931
Deutsche Telekom AG	4,644,420	86,640
KDDI Corp.	1,146,000	79,418
MegaFon OJSC (GDR)	1,840,000	32,402
T-Mobile US, Inc.[1]	910,000	30,057
		4,840,152
Utilities 4.72%
SSE PLC	26,852,353	652,103
Dominion Resources, Inc.	5,767,422	415,774
EDP - Energias de Portugal, SA	103,410,508	408,034
Fortum Oyj	17,677,665	402,765
National Grid PLC	27,759,411	379,965
Duke Energy Corp.	4,038,000	317,185
ENDESA, SA	14,273,060	288,619
PT Perusahaan Gas Negara (Persero) Tbk	682,108,000	274,426
Sempra Energy	2,278,000	246,480
NextEra Energy, Inc.	1,798,952	186,120
Power Grid Corp. of India Ltd.	64,038,000	162,776
Exelon Corp.	4,535,300	153,837
CMS Energy Corp.	4,081,300	143,376
GDF SUEZ	3,372,030	74,998
Power Assets Holdings Ltd.	6,169,500	63,478
NRG Energy, Inc.	2,247,500	53,895
FirstEnergy Corp.	317,678	11,112
		4,234,943
Materials 3.10%
Amcor Ltd.	32,684,007	348,867
Praxair, Inc.	2,463,120	315,033
Syngenta AG	768,000	270,514
Rio Tinto PLC	5,122,300	252,425
BASF SE	2,615,000	250,639
Vale SA, Class A, preferred nominative	32,212,400	210,040
Vale SA, Class A, preferred nominative (ADR)	5,444,600	35,227
Sherwin-Williams Co.	660,000	188,232
Capital World Growth and Income Fund — Page 6 of 13

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Koninklijke DSM NV	3,313,600	$185,033
Akzo Nobel NV	2,467,000	183,310
ArcelorMittal	15,699,654	171,646
Fortescue Metals Group Ltd.	59,191,874	115,169
Glencore PLC	20,885,000	96,811
Celanese Corp., Series A	1,320,000	75,385
Linde AG	309,000	62,864
Monsanto Co.	203,200	24,471
		2,785,666
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		4,390,319
Total common stocks (cost: $62,557,378,000)		84,269,575
Preferred securities 0.00% Financials 0.00%
Citigroup Inc. 7.875% preferred	122,000	3,240
Total preferred securities (cost: $3,050,000)		3,240
Convertible stocks 0.02% Financials 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	15,210
Total convertible stocks (cost: $10,438,000)		15,210
Convertible bonds 0.06% Telecommunication services 0.03%	Principal amount (000)
Clearwire Corp. 8.25% convertible notes 2040[4]	$26,556	29,079
Financials 0.03%
Bank of Ireland 10.00% convertible notes 2016	€23,175	28,276
Total convertible bonds (cost: $57,011,000)		57,355
Bonds, notes & other debt instruments 0.88% Corporate bonds & notes 0.49% Telecommunication services 0.17%
Altice Finco SA, First Lien, 7.75% 2022[4]	$6,750	6,986
América Móvil, SAB de CV 6.45% 2022	MXN63,350	4,180
América Móvil, SAB de CV 8.46% 2036	55,000	3,784
MTS International Funding Ltd. 8.625% 2020	$29,630	30,149
MTS International Funding Ltd. 8.625% 2020[4]	6,190	6,298
Numericable Group SA, First Lien, 6.00% 2022[4]	21,500	21,903
Numericable Group SA, First Lien, 6.25% 2024[4]	8,000	8,222
Sprint Nextel Corp. 9.125% 2017	27,750	30,742
Sprint Nextel Corp. 11.50% 2021	33,950	42,098
		154,362
Capital World Growth and Income Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.15%	Principal amount (000)	Value (000)
AXA SA 8.60% 2030	$8,000	$11,123
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£4,520	9,532
Developers Diversified Realty Corp. 7.875% 2020	$8,075	10,051
Discover Financial Services 10.25% 2019	4,334	5,541
ERP Operating LP 5.125% 2016	2,886	3,012
ERP Operating LP 5.75% 2017	2,055	2,256
HBOS PLC 6.75% 2018[4]	36,490	40,941
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4,5]	30,300	34,163
Simon Property Group, LP 6.125% 2018	890	1,011
Simon Property Group, LP 10.35% 2019	5,170	6,719
Standard Chartered Bank 6.40% 2017[4]	8,451	9,319
		133,668
Materials 0.10%
ArcelorMittal 4.50% 2015[5]	16,500	16,706
ArcelorMittal 10.60% 2019[5]	20,000	24,775
ArcelorMittal 7.00% 2022[5]	24,365	27,598
CRH America, Inc. 6.00% 2016	1,260	1,350
CRH America, Inc. 8.125% 2018	15,540	18,601
FMG Resources 6.875% 2018[4,6]	2,444	2,456
		91,486
Energy 0.05%
BP Capital Markets PLC 3.875% 2015	7,320	7,325
Gazprom OJSC 8.146% 2018	4,415	4,457
Gazprom OJSC, Series 9, 6.51% 2022	30,710	28,216
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,057
Gazprom OJSC 7.288% 2037	2,740	2,566
		43,621
Consumer discretionary 0.02%
Marks and Spencer Group PLC 6.25% 2017[4]	100	112
Marks and Spencer Group PLC 7.125% 2037[4]	15,550	19,722
		19,834
Total corporate bonds & notes		442,971
Bonds & notes of governments & government agencies outside the U.S. 0.25%
Argentina (Republic of) 7.00% 2015	52,025	51,876
Argentina (Republic of) 7.00% 2017	54,000	52,818
Colombia (Republic of), Series B, 10.00% 2024	COP144,465,000	71,605
India (Republic of) 8.60% 2028	INR530,000	9,226
United Mexican States Government, Series M20, 10.00% 2024	MXN250,000	22,193
United Mexican States Government, Series M20, 8.50% 2029	210,000	17,437
		225,155
U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%
U.S. Treasury 0.25% 2015	$67,700	67,738
U.S. Treasury 0.375% 2016[7]	55,000	55,069
Total U.S. Treasury bonds & notes		122,807
Total bonds, notes & other debt instruments (cost: $718,764,000)		790,933
Capital World Growth and Income Fund — Page 8 of 13

unaudited
Short-term securities 5.17%	Principal amount (000)	Value (000)
Bank of Nova Scotia 0.20% due 7/13/2015–7/23/2015[4]	$153,600	$153,475
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14%–0.16% due 3/4/2015–3/5/2015	97,600	97,598
CAFCO, LLC 0.20% due 3/5/2015	25,000	25,000
Coca-Cola Co. 0.17%–0.20% due 5/1/2015–5/27/2015[4]	50,000	49,987
Credit Suisse New York Branch 0.26% due 3/16/2015	25,000	24,998
Electricité de France 0.17%–0.19% due 4/7/2015–6/18/2015[4]	199,900	199,818
Fannie Mae 0.08%–0.18% due 4/15/2015–12/14/2015	486,200	486,056
Federal Farm Credit Banks 0.09%–0.15% due 3/26/2015–9/8/2015	200,000	199,933
Federal Home Loan Bank 0.07%–0.17% due 3/6/2015–11/2/2015	740,560	740,342
Freddie Mac 0.07%–0.19% due 4/1/2015–11/23/2015	1,061,100	1,060,739
Jupiter Securitization Co., LLC 0.20%–0.25% due 5/5/2015–6/3/2015[4]	150,000	149,929
Mizuho Funding LLC 0.21%–0.22% due 3/11/2015–4/13/2015[4]	100,000	99,985
National Australia Bank Ltd. 0.15%–0.16% due 6/2/2015–6/4/2015[4]	158,500	158,430
Nestlé Capital Corp. 0.20% due 7/2/2015[4]	52,000	51,980
Nordea Bank AB 0.17%–0.24% due 3/3/2015–6/8/2015[4]	189,700	189,631
Old Line Funding, LLC 0.17%–0.22% due 4/6/2015–4/9/2015[4]	106,560	106,542
Rabobank USA Financial Corp. 0.20% due 4/13/2015	50,000	49,990
Sumitomo Mitsui Banking Corp. 0.15%–0.22% due 3/9/2015–4/24/2015[4]	125,000	124,981
Svenska Handelsbanken Inc. 0.14%–0.19% due 3/19/2015–6/23/2015[4]	216,850	216,746
Thunder Bay Funding, LLC 0.22%–0.27% due 4/1/2015–7/24/2015[4]	89,000	88,943
Toronto-Dominion Holdings USA Inc. 0.13%–0.42% due 3/12/2015–11/20/2015[4]	170,200	170,065
Victory Receivables Corp. 0.17% due 3/20/2015[4]	84,800	84,792
Westpac Banking Corp. 0.23% due 5/27/2015–5/28/2015[4]	110,300	110,246
Total short-term securities (cost: $4,639,801,000)		4,640,206
Total investment securities 99.95% (cost: $67,986,442,000)		89,776,519
Other assets less liabilities 0.05%		47,897
Net assets 100.00%		$89,824,416
Capital World Growth and Income Fund — Page 9 of 13

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $459,202,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation (depreciation) at 2/28/2015 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	3/23/2015	UBS AG	$15,457	A$19,000	$634
Australian dollars	3/25/2015	Bank of America, N.A.	$63,911	A$82,000	(54)
Euros	3/13/2015	Bank of America, N.A.	$84,917	€75,000	973
Euros	3/17/2015	JPMorgan Chase	$116,443	€102,886	1,282
Euros	3/23/2015	Bank of America, N.A.	$5,118	€4,500	81
South Korean won	3/26/2015	Citibank	$35,499	KRW39,500,000	(448)
					$2,468
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2015 (000)
American Campus Communities, Inc.	—	6,763,000	—	6,763,000	$2,260	$279,109
ComfortDelGro Corp. Ltd.	124,903,000	2,686,500	19,752,000	107,837,500	—	232,632
					$2,260	$511,741
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,657,000, which represented .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,134,751,000, which represented 2.38% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $20,602,000, which represented .02% of the net assets of the fund.
Capital World Growth and Income Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$16,058,991	$—	$—	$16,058,991
Financials	13,993,146	—	—	13,993,146
Consumer discretionary	8,905,033	—	—	8,905,033
Industrials	8,758,283	—	—	8,758,283
Information technology	8,455,650	11,657	—	8,467,307
Consumer staples	6,677,110	—	—	6,677,110
Energy	5,158,625	—	—	5,158,625
Telecommunication services	4,840,152	—	—	4,840,152
Utilities	4,234,943	—	—	4,234,943
Materials	2,785,666	—	—	2,785,666
Miscellaneous	4,390,319	—	—	4,390,319
Preferred securities	3,240	—	—	3,240
Convertible stocks	15,210	—	—	15,210
Convertible bonds	—	57,355	—	57,355
Bonds, notes & other debt instruments	—	790,933	—	790,933
Short-term securities	—	4,640,206	—	4,640,206
Total	$84,276,368	$5,500,151	$—	$89,776,519

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,970	$—	$2,970
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(502)	—	(502)
Total	$—	$2,468	$—	$2,468
*	Forward currency contracts are not included in the investment portfolio.
Capital World Growth and Income Fund — Page 12 of 13

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23,611,424
Gross unrealized depreciation on investment securities	(2,091,917)
Net unrealized appreciation on investment securities	21,519,507
Cost of investment securities	68,257,012

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
EUR/€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-0415O-S42186	Capital World Growth and Income Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital World Growth and Income Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital World Growth and Income Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2015